Accrued Liabilities and Other Payables (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	As of June 30,	As of March 31,
	2022	2023
Accrued salaries and related benefits	$43,487	$-
Other payables	81,226	138,575
Accrued expenses	34,583	302,328
Freight payable	-	79,154
Total	$159,296	$520,057
As of June 30, 2021 and 2022, accrued liabilities and other payables consisted of the following:
	As of June 30,
	2021	2022
Accrued salaries and related benefits	$43,749	$43,487
Other payables	33,958	81,226
Accrued expenses	32,381	34,583
Taxes other than income tax payable	9,147	-
Total	$119,235	$159,296